GOODWILL, BRANDS, AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
GOODWILL, BRANDS, AND OTHER INTANGIBLE ASSETS, NET
GOODWILL, BRANDS, AND OTHER INTANGIBLE ASSETS, NET

NOTE 5. GOODWILL, BRANDS, AND OTHER INTANGIBLE ASSETS, NET

        For each of the years ended December 31, 2011, 2010 and 2009, the Company acquired 30, 24 and 53 franchise stores, respectively. These acquisitions are accounted for utilizing the purchase method of accounting, and the Company records the acquired inventory, fixed assets, franchise rights and goodwill, with an applicable reduction to receivables and cash. For the years ended December 31, 2011, 2010 and 2009, the total purchase prices associated with these acquisitions was $3.4 million, $2.5 million and $9.3 million, respectively, of which $1.6 million, $0.6 million and $2.5 million, respectively, was paid in cash.

        On August 31, 2011, the Company acquired substantially all of the assets and assumed certain liabilities of LuckyVitamin.com, which was accounted for as a business combination. The total purchase price for this acquisition was approximately $19.8 million. Of the purchase price, $11.5 million was allocated to goodwill, $9.6 million to amortizable intangible assets, $2.6 million to current assets acquired, $0.7 million to property and equipment acquired and $3.9 million to net assumed current liabilities.

        The Company's acquisition of LuckyVitamin.com did not have a material impact on the Company's consolidated financial statements, and therefore pro forma disclosures have not been presented.

        The following table summarizes the Company's goodwill activity:

	Retail	Franchising	Manufacturing/ Wholesale	Total
	(in thousands)
Balance at December 31. 2009	$304,609	$117,303	$202,841	$624,753

Acquired franchise stores	488	—	—	488

Balance at December 31, 2010	$305,097	$117,303	$202,841	$625,241

Acquired franchise stores	1,169	—	—	1,169
Acquisition of LuckyVitamin.com	11,467	—	—	11,467

Balance at December 31, 2011	$317,733	$117,303	$202,841	$637,877

        Intangible assets other than goodwill consisted of the following:

	Gold Card	Retail Brand	Franchise Brand	Operating Agreements	Other Intangibles	Total
	(in thousands)
Balance at December 31, 2009	$375	$500,000	$220,000	$152,276	$1,719	$874,370

Acquired franchise stores	—	—	—	—	641	641
Amortization expense	(375)	—	—	(6,653)	(759)	(7,787)

Balance at December 31, 2010	$—	$500,000	$220,000	$145,623	$1,601	$867,224

Acquired franchise stores	—	—	—	—	731	731
Acquisition of LuckyVitamin.com	—	—	—	—	9,600	9,600
Amortization expense	—	—	—	(6,653)	(1,313)	(7,966)

Balance at December 31, 2011	$—	$500,000	$220,000	$138,970	$10,619	$869,589

        The following table represents the gross carrying amount and accumulated amortization for each major intangible asset:

		December 31,
		2011			2010
	Estimated Life in years	Cost	Accumulated Amortization	Carrying Amount	Cost	Accumulated Amortization	Carrying Amount
		(in thousands)
Brands—retail	—	$500,000	$—	$500,000	$500,000	$—	$500,000
Brands—franchise	—	220,000	—	220,000	220,000	—	220,000
Retail agreements	25-35	31,000	(5,196)	25,804	31,000	(4,143)	26,857
Franchise agreements	25	70,000	(13,417)	56,583	70,000	(10,617)	59,383
Manufacturing agreements	25	70,000	(13,417)	56,583	70,000	(10,617)	59,383
Other intangibles	5-15	10,600	(938)	9,662	1,150	(550)	600
Franchise rights	1-5	4,433	(3,476)	957	3,702	(2,701)	1,001

Total		$906,033	$(36,444)	$869,589	$895,852	$(28,628)	$867,224

        The following table represents future estimated amortization expense of intangible assets with finite lives:

Year ending December 31,	Estimated amortization expense
(in thousands)
2012	$10,493
2013	10,525
2014	10,395
2015	10,473
2016	10,301
Thereafter	97,402

Total	$149,589